Plan Termination	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Contingency [Line Items]
Plan Termination	Plan TerminationAlthough it has not expressed any intent to do so, the Plan Sponsor has the right under the Plan to discontinue its contributions at any time and to terminate the Plan subject to the provisions of ERISA. In the event of Plan termination, participants would become 100 percent vested in their Company contributions.